Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 26, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	FFNM
Entity Registrant Name	FIRST FEDERAL OF NORTHERN MICHIGAN BANCORP, INC.
Entity Central Index Key	0001128227
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,884,049
Entity Public Float			$ 9,500,000

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,714	$ 1,890
Overnight deposits with Federal Home Loan Bank	35	73
Total cash and cash equivalents	2,749	1,963
Securities available for sale (Note 2)	53,049	35,301
Securities held to maturity (Note 2)	2,435	2,520
Loans - Net (Note 3)	140,884	157,144
Federal Home Loan Bank stock	3,266	3,775
Property and equipment (Note 4)	5,846	6,027
Foreclosed real estate	3,408	2,818
Accrued interest receivable	1,149	1,231
Prepaid FDIC insurance premiums	759	967
Intangible assets (Note 6)	335	627
Deferred tax asset	387	659
Other assets (Note 5)	2,778	2,701
Total assets	217,045	215,733
Liabilities
Non-interest bearing deposits	12,609	10,349
Interest-bearing deposits (Note 7)	138,040	145,117
Advances from Federal Home Loan Bank (Note 8)	34,500	29,000
REPO sweep accounts	5,592	6,172
Accrued expenses and other liabilities (Note 12)	1,736	1,859
Total liabilities	192,477	192,497
Stockholders' Equity (Note 11)
Common stock ($0.01 par value 20,000,000 shares authorized 3,191,799 shares issued)	32	32
Additional paid-in capital	23,853	23,822
Retained earnings	2,980	2,238
Treasury stock at cost (307,750 shares)	(2,964)	(2,964)
Unearned compensation	(1)	(38)
Accumulated other comprehensive income	668	146
Total stockholders' equity	24,568	23,236
Total liabilities and stockholders' equity	$ 217,045	$ 215,733

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	3,191,799	3,191,799
Treasury stock, shares	307,750	307,750

Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 8,926	$ 10,133
Investments
Taxable	521	480
Tax-exempt	159	186
Mortgage-backed securities	784	648
Total interest income	10,390	11,447
Interest Expense
Deposits (Note 7)	1,549	2,296
Borrowings	713	1,151
Total interest expense	2,262	3,447
Net Interest Income - Before provision for loan losses	8,128	8,000
Provision for Loan Losses (Note 3)	284	1,101
Net Interest Income - After provision for loan losses	7,844	6,899
Other Income
Service charges and other fees	730	804
Net gain on sale of investments		546
Net gain on sale of loans	388	597
Loan servicing fees	581	841
Insurance and brokerage commissions	158	159
Other	75	258
Total other income	1,932	3,205
Operating Expenses
Compensation and employee benefits (Note 12)	4,622	4,682
FDIC insurance premiums	224	366
Amortization of intangible assets	292	292
Advertising	134	136
Occupancy and equipment	1,049	1,156
Data processing service bureau	301	314
Professional fees	433	425
Other	1,979	2,495
Total operating expenses	9,034	9,866
Income - before federal income tax expense	742	238
Income tax expense (Note 9)
Net income	$ 742	$ 238
Net income per share
Basic	$ 0.26	$ 0.08
Diluted	$ 0.26	$ 0.08
Dividends per common share

Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Unearned Compensation	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 23,052	$ 32	$ (2,964)	$ 23,723	$ (162)	$ 2,000	$ 423
Beginning Balance (in shares) at Dec. 31, 2009		3,192
Comprehensive income (loss):
Net income	238					238
Other comprehensive income:
Unrealized appreciation (depreciation) on available-for-sale securities - Net of tax of ($269) in 2011 and ($143) in 2010	(277)						(277)
Total comprehensive income (loss)	(39)
Stock options/MRP shares expensed	223			99	124
Ending Balance at Dec. 31, 2010	23,236	32	(2,964)	23,822	(38)	2,238	146
Ending Balance (in shares) at Dec. 31, 2010		3,192
Comprehensive income (loss):
Net income	742					742
Other comprehensive income:
Unrealized appreciation (depreciation) on available-for-sale securities - Net of tax of ($269) in 2011 and ($143) in 2010	522						522
Total comprehensive income (loss)	1,264
Stock options/MRP shares expensed	68			31	37
Ending Balance at Dec. 31, 2011	$ 24,568	$ 32	$ (2,964)	$ 23,853	$ (1)	$ 2,980	$ 668
Ending Balance (in shares) at Dec. 31, 2011		3,192

Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrealized appreciation (depreciation) on available-for-sale securities, tax	$ (269)	$ (143)

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 742	$ 238
Adjustments to reconcile net income to cash from operating activities:
Depreciation and amortization	684	802
Provision for loan losses	284	1,101
Amortization and accretion on securities	321	143
Gain on sale of investment securities		(546)
Stock options/awards	68	223
Gain on sale of loans held for sale	(388)	(597)
Gain on sale of property and equipment	(1)	(10)
Loss on sale of real estate owned and other repossessed assets	48	10
Originations of loans held for sale	(28,821)	(42,151)
Proceeds from sale of loans held for sale	29,209	42,800
Net change in:
Accrued interest receivable	82	(1)
Other assets	(73)	(1,032)
Prepaid FDIC insurance premiums	208	348
Accrued expenses and other liabilities	(123)	(56)
Deferred income tax benefit - (Note 9)	(3)	(202)
Net cash provided by operating activities	2,237	1,070
Cash Flows from Investing Activities
Net decrease in loans	12,518	12,974
Proceeds from maturity of securities	12,790	15,951
Proceeds from sale of securities available-for-sale		14,426
Proceeds from sale of property and equipment	2	31
Proceeds from sale of of real estate owned and other repossessed assets	2,821	2,479
Purchase of securities available for sale	(29,982)	(30,574)
Proceeds from sale of Federal Home Loan Bank stock	509	422
Purchase of premises and equipment	(212)	(14)
Net cash (used in) provided by investing activities	(1,554)	15,695
Cash Flows from Financing Activities
Net decrease in deposits	(4,817)	(2,634)
Net (decrease) increase in Repo Sweep Accts	(580)	764
Additions to advances from FHLB and Notes Payable	23,700	23,025
Repayments of advances from FHLB and Notes Payable	(18,200)	(39,056)
Net cash provided by (used in) financing activities	103	(17,901)
Net Increase (Decrease) in Cash and Cash Equivalents	786	(1,136)
Cash and Cash Equivalents - Beginning of year	1,963	3,099
Cash and Cash Equivalents - End of year	2,749	1,963
Supplemental Cash Flow and Noncash Information
Cash (refunded) for income taxes	(41)	(638)
Cash paid for interest on deposits and borrowings	2,308	3,575
Transfer of loans to real estate owned & other repossessed assets	$ 3,459	$ 2,080

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Operations – First Federal of Northern Michigan Bancorp, Inc. (the “Company”) and its subsidiary, First Federal of Northern Michigan (the “Bank”), conduct operations in the northeastern lower peninsula of Michigan. The Company’s primary services include accepting deposits, making commercial, consumer and mortgage loans, and engaging in mortgage banking activities.

Principles of Consolidation - The consolidated financial statements include the accounts of First Federal of Northern Michigan Bancorp, Inc., First Federal of Northern Michigan, and the Bank’s wholly owned subsidiaries, Financial Services & Mortgage Corporation (“FSMC”) and FFNM Agency. FSMC invests in real estate, which includes leasing, selling, developing, and maintaining real estate properties. The main activity of FFNM Agency is to collect the stream of income associated with the sale of the Blue Cross/Blue Shield override business to an outside party and, to a lesser extent, the collection of commissions for the sale of non-insured investment products. All significant intercompany balances and transactions have been eliminated in the consolidation.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, intangible and deferred tax assets, and mortgage servicing rights.

Significant Group Concentrations of Credit Risk - Most of the Company’s activities are with customers located within the northeastern lower peninsula of Michigan. Note 2 discusses the types of securities in which the Company invests. Note 3 discusses the types of lending in which the Company engages. The Company does not have any significant concentrations to any one industry or customer.

Cash and Cash Equivalents - For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from depository institutions and federal funds sold and interest bearing deposits in other depository institutions which mature within ninety days when purchased.

Securities – Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income net of applicable income taxes.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Federal Home Loan Bank Stock – Federal Home Loan Bank (FHLB) Stock is carried at cost and is held to allow the Bank to conduct business with the entity. The Federal Home Loan Bank sells and purchases its stock at par; therefore cost approximates fair market value.

Mortgage Banking Activities – The Company routinely sells to investors its originated long-term residential fixed-rate mortgage loans. Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

 Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated mortgage servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.

The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding, also known as rate lock commitments. Rate lock commitments on residential mortgage loans that are intended to be sold are considered to be derivatives. Fair value is based on fees currently charged to enter into similar agreements. The fair value of rate lock commitments was insignificant at December 31, 2011 and 2010.

The Company uses forward contracts as part of its mortgage banking activities. Forward contracts provide for the delivery of financial instruments at a specified future date and at a specified price or yield. The fair value of forward contracts was insignificant at December 31, 2011 and 2010.

Loans- The Company grants mortgage, commercial, and consumer loans to customers. Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield over the contractual life of the loan.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected, for loans that are placed on nonaccrual or charged off, is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based on management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of homogeneous loans are collectively evaluated for impairment. The Company does not separately identify individual consumer and residential loans for impairment disclosures until a loss is imminent.

Loan Servicing –Servicing assets are recognized as separate assets when rights are acquired through the sale of originated residential mortgage loans. Capitalized servicing rights are reported in other assets and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or on a valuation model that calculates the present value of estimated future net servicing income using market based assumptions. Temporary impairment is recognized through a valuation allowance for an individual stratum to the extent that fair value is less than the capitalized amount for the stratum. If it is later determined that all or a portion of the temporary impairment no longer exists, the valuation allowance is reduced through a recovery of income. An other-than-temporary impairment results in a permanent reduction to the carrying value of the servicing asset.

Servicing income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Foreclosed Assets (Including Other Real Estate Owned) - Foreclosed real estate held for sale is carried at the lower of fair value minus estimated costs to sell, or cost. Costs of holding foreclosed real estate are charged to expense in the current period, except for significant property improvements, which are capitalized. Valuations are periodically performed by management and an allowance is established by a charge to non-interest expense if the carrying value exceeds the fair value minus estimated costs to sell. Foreclosed real estate is classified as other real estate owned. The net income from operations of foreclosed real estate held for sale is reported in non-interest income.

Property and Equipment - These assets are recorded at cost, less accumulated depreciation. The Bank uses the straight-line method of recording depreciation for financial reporting. The depreciable lives used by the Company are: land improvements 7-10 years, buildings 7-40 years and equipment 3-10 years. Maintenance and repairs are charged to expense and improvements are capitalized.

Intangible Assets – The Company has in the past purchased a branch or branches from other financial institutions. The analysis of these branch acquisitions led the Company to conclude that in each case, we acquired a business and therefore, the excess of purchase price over fair value of net assets acquired has been allocated to core deposit intangible assets. The conclusion was based on the fact that in each case we acquired employees, customers and branch facilities. The expected life for core deposit intangibles is based on the type of products acquired in an acquisition. The amortization periods range from 10 to 15 years and are based on the expected life of the products. The expected life was determined based on an analysis of the life of similar products within the Company and local competition in the markets where the branches were acquired. The core deposit intangibles are amortized on a straight line basis. The core deposit intangible is analyzed quarterly for impairment.

On June 12, 2003, First Federal of Northern Michigan acquired 100% of the stock of the InsuranCenter of Alpena (ICA).

On February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena.

At the time of the sale, goodwill of $600,000 continued to be recorded related to certain assets of the Company that were not sold in the sale of ICA. The assets retained relate to a future stream of commissions. Under an agreement, the Company will receive a portion of the override commission through April, 2014. Management computed an estimated cash flow on this commission using a 6.0% discount rate and determined a fair value of $600,000. Since the $600,000 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009.

Income Taxes - Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records a valuation allowance if it believes, based on available evidence, that it is “more likely than not” that the future tax assets recognized will not be realized before their expiration. Realization of the Company’s deferred tax assets is primarily dependent upon the generation of a sufficient level of future taxable income.

At December 31, 2011 and 2010, management did not believe it was more likely than not that all of the deferred tax assets would be realized. Accordingly, at December 31, 2011 and 2010 a valuation allowance of $3.0 million and $3.2 million was recorded, respectively. The net deferred tax asset recorded at December 31, 2011 and 2010 was $387,000 and $659,000. See Note 9 for additional information.

Off Balance Sheet Instruments - In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. For letters of credit, a liability is recorded for the fair value of the obligation undertaken in issuing the guarantee.

Comprehensive Income - Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Certain changes in assets and liabilities, however, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component in the equity section of the consolidated statement of financial condition. Such items, along with net income, are components of comprehensive income.

Stock-Based Compensation – The Company applies the recognition and measurement of stock-based compensation accounting rules for stock-based compensation which is referred to as the fair value method. Compensation cost is based on the fair value of the equity issued to employees. The Company recognizes compensation expense related to stock-based compensation over the period the services are performed. The Company granted no options in 2011 and 2010. Compensation costs charged to earnings were $68,000 and $223,000 in 2011 and 2010, respectively.

Earnings Per Common Share - Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. As of December 31, 2011 and 2010, respectively, 182,682 and 186,132 options were not considered for based on the options being underwater.

Earnings per common share have been computed based on the following:

	December 31,
	2011	2010

Net income	$742	$238

Average number of common shares outstanding	2,884,049	2,884,049
Effect of dilutive options	-	-
Average number of common shares outstanding used to calculate diluted earnings per common share	2,884,049	2,884,049

Recent Accounting Pronouncements - ASC Topic 310: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. On April 5, 2011, the FASB issued a final standard to assist creditors in determining whether a modification of the terms of a receivable meets the definition of a troubled debt restructuring (TDR). The final standard, ASU No. 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” was issued as a result of stakeholders questioning whether additional guidance or clarification was needed to assist creditors with determining whether a modification is a TDR. The final standard does not change the long-standing guidance that a restructuring of a debt constitutes a TDR “if the creditor for economic or legal reasons related to the debtor’s financial difficulties grants a concession to the debtor that it would not otherwise consider.” In other words, the creditor must conclude that both the restructuring constitutes a concession, and the debtor is experiencing financial difficulties. The new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and has been applied retrospectively to restructurings occurring on or after January 1, 2011. Refer to Note 3, Loans, for additional information.

ASC Topic 220: Comprehensive Income: Presentation of Comprehensive Income. On June 16, 2011, the FASB issued Accounting Standards Update (ASU) 2011-05. This ASU is intended to increase the prominence of other comprehensive income in financial statements. The new guidance does not change whether items are reported in net income or in other comprehensive income or whether and when items of other comprehensive income are reclassified to net income. ASU 2011-05 eliminates the option in current U.S. generally accepted accounting principles that permits the presentation of other comprehensive income in the statement of changes in equity. The new guidance in the ASU requires that an entity report comprehensive income in either a single continuous statement that presents the components of net income or a separate but consecutive statement. The new guidance is to be applied retrospectively and early adoption is permitted. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this pronouncement is not expected to have a material impact on the Company’s financial statements.

Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 2 - Securities

Investment securities have been classified according to management’s intent. The carrying value and estimated fair value of securities are as follows:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,756	$108	$(1)	$14,863
Municipal notes	6,927	361	(12)	7,276
Mortgage-backed securities	30,350	603	(44)	30,909
Equity securities	3	-	(2)	1

Total	$52,036	$1,072	$(59)	$53,049

Securities Held to Maturity
Municipal notes	$2,435	$230	$-	$2,665

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$4,518	$44	$-	$4,562
Municipal notes	4,875	171	-	5,046
Mortgage-backed securities	25,684	83	(75)	25,692
Equity securities	3	-	(2)	1

Total	$35,080	$298	$(77)	$35,301

Securities Held to Maturity
Municipal notes	$2,520	$90	$(15)	$2,595

The amortized cost and estimated market value of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011
	Amortized Cost	Market Value

Available For Sale:

Due in one year or less	$1,490	$1,504
Due after one year through five years	16,295	16,502
Due in five year through ten years	3,535	3,676
Due after ten years	363	457

Subtotal	21,683	22,139

Equity securities	3	1
Mortgage-backed securities	30,350	30,909

Total	$52,036	$53,049

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	420	451
Due in five year through ten years	645	712
Due after ten years	1,280	1,410

Total	$2,435	$2,665

At December 31, 2011 and 2010, securities with a fair value of $31,085,000 and $27,824,000, respectively, were pledged to secure REPO Sweep accounts, FHLB advances and borrowings from the Federal Reserve discount window.

Gross proceeds from the sale of available-for-sale securities for the years ended December 31, 2011 and 2010 were $0 and $14,426,000, respectively, resulting in gross gains of $0 and $546,000, respectively and gross losses of $0 and $0, respectively. The tax provision applicable to these net realized gains amounted to $0 and $186,000, respectively.

The investment securities portfolio is evaluated for impairment throughout the year. Impairment is recorded against individual securities, unless the decrease in fair value is attributable to interest rates or the lack of an active market, and management determines that the Company has the intent and ability to hold the investment for a period of time sufficient to allow for an anticipated recovery in the market value. The fair values of investments with an amortized cost in excess of their fair values at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011				December 31, 2010
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	<12 months	Fair Value	>12 months	Fair Value	<12 months	Fair Value	>12 months
Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,999	$(1)	$-	$-	$-	$-	$-	$-
Corporate and other securities	-	-	-	-	-	-	-	-
Municipal notes	646	(12)	-	-	-	-	-	-
Mortgage-backed securities	8,137	(27)	1,458	(17)	12,626	(75)	-	-
Equity securities	-	-	1	(2)	1	(2)	-	-
Total Securities available for sale	$10,782	$(40)	$1,459	$(19)	$12,627	$(77)	$-	$-
Held to Maturity:
Municipal notes	-	-	-	-	382	(13)	28	(2)
Total Securities held to maturity	$-	$-	$-	$-	$382	$(13)	$28	$(2)

The unrealized losses on the securities held in the portfolio are not considered other than temporarily impaired (OTTI) and have not been recognized into income. This decision is based on the Company’s ability and intent to hold any potentially impaired security until maturity. The performance of the security is based on the contractual terms of the agreement, the extent of the impairment and the financial condition and credit quality of the issuer. The decline in market value is considered temporary and a result of changes in interest rates and other market variables. The Company has the intent and ability to hold these securities until recovery, which may not be until maturity. The fair value of these securities is expected to recover as the securities approach maturity.

As of December 31, 2011 and 2010, there were 10 and 16 securities in an unrealized loss position, respectively.

Loans	12 Months Ended
Dec. 31, 2011
Loans

Note 3 - Loans

Loans at December 31, 2011 and 2010 are summarized as follows:

	December 31
	2011	2010

Real estate loans - One- to four-family residential	$66,599	$71,697
Commercial loans:
Secured by real estate	54,202	61,010
Other	7,002	8,848
Total commercial loans	61,204	69,858
Consumer loans:
Secured by real estate	13,395	16,547
Other	1,477	2,118
Total consumer loans	14,872	18,665
Total gross loans	142,675	160,220
Less:
Net deferred loan fees	273	245
Allowance for loan losses	1,518	2,831
Total loans - net	$140,884	$157,144

Final loan maturities and rate sensitivity of the loan portfolio are as follows:

	December 31, 2011
	Less Than One Year	One Year to Five Years	After Five Years	Total

Loans at fixed interest rates	$12,423	$25,394	$40,976	$78,793
Loans at variable interest rates	10,536	12,948	40,398	63,882

Total	$22,959	$38,342	$81,374	$142,675

Certain directors and executive officers of the Company were loan customers during 2011 and 2010. Such loans were made in the ordinary course of business and do not involve more than a normal risk of collectibility. An analysis of aggregate loans outstanding to directors and executive officers for the years ended December 31, 2011 and 2010 are as follows:

	December 31
	2011	2010

Aggregate balance - Beginning of Period	$3,357	$3,931

New loans	771	1,010
Repayments	(784)	(1,584)

Aggregate balance - End of Period	$3,344	$3,357

The following tables illustrate the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2011 and 2010:

As of December 31, 2011
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total		Total Financing	Days and
	Past Due	Past Due	Days	Past Due	Current	Receivables	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$91	$264	$-
Commercial Real Estate - other	3,808	339	245	4,392	49,546	53,938	-
Commercial - non real estate	46	29	-	75	6,927	7,002	-

Consumer:
Consumer - Real Estate	394	34	128	556	12,839	13,395	-
Consumer - Other	5	25	-	30	1,447	1,477	-

Residential:
Residential	3,055	1,501	1,969	6,525	60,074	66,599	238
Total	$7,308	$1,928	$2,515	$11,751	$130,924	$142,675	$238

As of December 31, 2010
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total		Total Financing	Days and
	Past Due	Past Due	Days	Past Due	Current	Receivables	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$1,772	$1,772	$1,498	$3,270	$-
Commercial Real Estate - other	891	488	784	2,163	55,577	57,740	82
Commercial - non real estate	-	6	-	6	8,842	8,848	-

Consumer:
Consumer - Real Estate	650	108	205	963	15,584	16,547	-
Consumer - Other	27	14	2	43	2,075	2,118	2

Residential:
Residential	3,919	2,056	2,434	8,409	63,288	71,697	282
Total	$5,487	$2,672	$5,197	$13,356	$146,864	$160,220	$366

The Bank uses an eight tier risk rating system to grade its commercial loans. The grade of a loan may change during the life of the loans. The risk ratings are described as follows:

Risk Grade 1 (Excellent) - Prime loans based on liquid collateral, with adequate margin or supported by strong financial statements. Probability of serious financial deterioration is unlikely. High liquidity, minimum risk, strong ratios, and low handling costs are common to these loans. This classification also includes all loans secured by certificates of deposit or cash equivalents.

Risk Grade 2 (Good) - Desirable loans of somewhat less stature than Grade 1, but with strong financial statements. Probability of serious financial deterioration is unlikely. These loans possess a sound repayment source (and/or a secondary source). These loans represent less than the normal degree of risk associated with the type of financing contemplated.

Risk Grade 3 (Satisfactory) - Satisfactory loans of average risk – may have some minor deficiency or vulnerability to changing economic conditions, but still fully collectible. There may be some minor weakness but with offsetting features or other support readily available. These loans present a normal degree of risk associated with the type of financing. Actual and projected indicators and market conditions provide satisfactory assurance that the credit shall perform in accordance with agreed terms.

Risk Grade 4 (Acceptable) - Loans considered satisfactory, but which are of slightly “below average” credit risk due to financial weaknesses or uncertainty. The loans warrant a somewhat higher than average level of monitoring to insure that weaknesses do not advance. The level of risk is considered acceptable and within normal underwriting guidelines, so long as the loan is given the proper level of management supervision.

Risk Grade 4.5 (Monitored) - Loans are considered “below average” and monitored more closely due to some credit deficiency that poses additional risk but is not considered adverse to the point of being a “classified” credit. Possible reasons for additional monitoring may include characteristics such as temporary negative debt service coverage due to weak economic conditions, borrower may have experienced recent losses from operations, declining equity and/or increasing leverage, or marginal liquidity that may affect long-term sustainability. Loans of this grade have a higher degree of risk and warrant close monitoring to insure against further deterioration.

Risk Grade 5 (Other Assets Especially Mentioned) (OAEM) - Loans which possess some credit deficiency or potential weakness, which deserve close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.

Risk Grade 6 (Substandard) -Loans are “substandard” whose full, final collectability does not appear to be a matter of serious doubt, but which nevertheless portray some form of well defined weakness that requires close supervision by Bank management. The noted weaknesses involve more than normal banking risk. One or more of the following characteristics may be exhibited in loans classified Substandard: (1) Loans possess a defined credit weakness and the likelihood that the loan shall be paid from the primary source of repayment is uncertain; (2) Loans are not adequately protected by the current net worth and/or paying capacity of the obligor; (3) primary source of repayment is gone, and the Bank is forced to rely on a secondary source of repayment such as collateral liquidation or guarantees; (4) distinct possibility that the Bank shall sustain some loss if deficiencies are not corrected; (5) unusual courses of action are needed to maintain a high probability of repayment; (6) the borrower is not generating enough cash flow to repay loan principal, however, continues to make interest payments; (7) the Bank is forced into a subordinated or unsecured position due to flaws in documentation; (8) loans have been restructured so that payment schedules, terms, and collateral represent concessions to the borrower when compared to normal loan terms; (9) the Bank is contemplating foreclosure or legal action due to the apparent deterioration in the loan; or (10) there is a significant deterioration in the market conditions and the borrower is highly vulnerable to these conditions.

Grade 7 (Doubtful) - Loans have all the weaknesses of those classified Substandard. Additionally, however, these weaknesses make collection or liquidation in full, based on existing conditions, improbable. Loans in this category are typically not performing in conformance with established terms and conditions. Full repayment is considered “Doubtful”, but extent of loss is not currently determinable.

Risk Grade 8 (Loss) - Loans are considered uncollectible and of such little value, that continuing to carry them as an asset on the Bank’s financial statements is not feasible.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2011 and 2010:

As of December 31, 2011

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$7
3	-	10,911	2,178
4	91	31,926	4,512
5	-	1,078	-
6	173	10,023	305
7	-	-	-
8	-	-	-
Total	$264	$53,938	$7,002

As of December 31, 2010

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$5
3	70	12,411	2,958
4	1,428	33,754	5,631
5	-	3,245	248
6	1,772	8,330	6
7	-	-	-
8	-	-	-
Total	$3,270	$57,740	$8,848

For residential real estate and other consumer credit the Company also evaluates credit quality based on the aging status of the loan and by payment activity. Loans 60 or more days past due are monitored by the collection committee.

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2011 and 2010.

As of December 31, 2011
Residential

Loan Grade:
Pass	$63,941
Special Mention	-
Substandard	2,658
Total	$66,599

	Consumer -
	Real Estate	Consumer - Other

Performing	$13,248	$1,473
Nonperforming	147	4
Total	$13,395	$1,477

As of December 31, 2010
Residential

Loan Grade:
Pass	$68,301
Special Mention	-
Substandard	3,396
Total	$71,697

	Consumer -
	Real Estate	Consumer - Other

Performing	$16,341	$2,116
Nonperforming	206	2
Total	$16,547	$2,118

The following tables present the recorded investment in non-accrual loans by class as of December 31, 2011 and 2010:

As of December 31, 2011

Commercial Real Estate:
Commercial Real Estate - construction	$173
Commercial Real Estate - other	356
Commercial	-

Consumer:
Consumer - real estate	152
Consumer - other	-

Residential:
Residential	2,420

Total	$3,101

As of December 31, 2010

Commercial Real Estate:
Commercial Real Estate - construction	$1,772
Commercial Real Estate - other	1,148
Commercial	-

Consumer:
Consumer - real estate	206
Consumer - other	-

Residential:
Residential	3,114

Total	$6,240

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010:

As of December 31, 2011
				Average	Interest
	Unpaid Principal	Recorded	Related	Recorded	Income
	Balance	Investment	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	258	-
Commercial Real Estate - Other	626	626	-	632	-
Consumer - Real Estate	171	152	-	159	-
Consumer - Other	-	-	-	-	-
Residential	2,017	1,640	-	1,656	-

With a specific allowance recorded: Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	-	-
Commercial Real Estate - Other	1,337	1,128	85	1,135	-
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	813	780	199	763	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$258	$-
Commercial Real Estate - Other	$1,963	$1,754	$85	$1,767	$-
Consumer - Real Estate	$171	$152	$-	$159	$-
Consumer - Other	$-	$-	$-	$-	$-
Residential	$2,830	$2,420	$199	$2,419	$-

As of December 31, 2010
				Average	Interest
	Unpaid Principal	Recorded	Related	Recorded	Income
	Balance	Investment	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	-	-	-	-	-
Commercial Real Estate - Other	822	674	-	-	-
Consumer - Real Estate	124	123	-	193	-
Consumer - Other	-	-	-	-	-
Residential	1,842	1,770	-	1,803	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	3,449	1,772	305	1,805	-
Commercial Real Estate - Other	586	474	89	1,132	-
Consumer - Real Estate	83	83	25	14	-
Consumer - Other	-	-	-	-	-
Residential	1,416	1,344	165	1,330	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$3,449	$1,772	$305	$1,805	$-
Commercial Real Estate - Other	$1,408	$1,148	$89	$1,132	$-
Consumer - Real Estate	$207	$206	$25	$207	$-
Consumer - Other	$-	$-	$-	$-	$-
Residential	$3,258	$3,114	$165	$3,133	$-

No additional funds are committed to be advanced in connection with impaired loans.

The Bank may agree to modify the terms of a loan in order to improve the Bank’s ability to collect amounts due. These modifications may include reduction of the interest rate, extension of the loan term, or in some cases, reduction of the principal balance. Modifications that are performed due to the debtor’s financial difficulties are considered Troubled Debt Restructurings (TDRs). Loans that were classified as TDRs during the year ended December 31, 2011 are as follows:

	Troubled Debt Restructurings			Troubled Debt Restructurings that Subsequently Defaulted
	For the Year Ended December 31, 2011			For the Year Ended December 31, 2011
	Number of Loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Number of Loans	Recorded Investment

Commercial Loans	-	$-	$-	$-	$-
Commerical Real Estate - Construction	-	-	-	-	-
Commercial Real Estate - Other	3	1,503	1,398	-	-
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	-	-	-	-	-
Total	3	$1,503	$1,398	-	$-

For the majority of the Bank’s impaired loans, the Bank will apply the observable market price methodology. However, the Bank may also utilize a measurement incorporating the present value of expected future cash flows discounted at the loan’s effective rate of interest. To determine observable market price, collateral asset values securing an impaired loan are periodically evaluated. Maximum time of re-evaluation is every 12 months. In this process, third party evaluations are obtained and heavily relied upon. Until such time that updated evaluations are received, the Bank may discount the collateral value used.

The Bank uses the following guidelines as stated in policy to determine when to realize a charge-off, whether a partial or full loan balance. A charge down in whole or in part is realized when unsecured consumer loans, credit card credits and overdraft lines of credit reach 90 days delinquency. At 120 days delinquent, secured consumer loans are charged down to the value of collateral, if repossession of the collateral is assured and/or in the process of repossession. Consumer mortgage loan deficiencies are charged down upon the sale of the collateral or sooner upon the recognition of collateral deficiency. Commercial credits are charged down at 90 days delinquency, unless an established and approved work-out plan is in place or litigation of the credit will likely result in recovery of the loan balance. Upon notification of bankruptcy, unsecured debt is charged off. Additional charge-off may be realized as further unsecured positions are recognized.

The ALLL has a direct impact on the provision expense. An increase in the ALLL is funded through recoveries and provision expense.

Activity in the allowance for loan and lease losses was as follows for the years ended December 31, 2011and 2010:

For the Year Ended December 31, 2011
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$535	$1,281	$192	$228	$59	$536	$-	$2,831
Charge-offs	(93)	(334)	(6)	(166)	(26)	(1,119)	-	(1,744)
Recoveries	-	79	1	31	11	25	-	147
Provision	(432)	(633)	(134)	53	2	1,428	-	284
Ending Balance	$10	$393	$53	$146	$46	$870	$-	$1,518

Ending balance: individually evaluated for impairment	$-	$85	$-	$-	$-	$199	$-	$284

Ending balance: loans collectively evaluated for impairment	$10	$308	$53	$146	$46	$671	$-	$1,234

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-	$-

Financing Receivables: Ending Balance	$264	$53,938	$7,002	$13,395	$1,477	$66,599	$-	$142,675

Ending balance: individually evaluated for impairment	$173	$1,754	$-	$152	$-	$2,420	$-	$4,499

Ending balance: loans collectively evaluated for impairment	$91	$52,184	$7,002	$13,243	$1,477	$64,179	$-	$138,176

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-	$-

For the Year Ended December 31, 2010
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$997	$1,513	$245	$211	$45	$649	$-	$3,660
Charge-offs	$(1,013)	$(512)	$-	$(220)	$(99)	$(258)	$-	$(2,102)
Recoveries	$60	$85	$-	$14	$11	$2	$-	$172
Provision	491	195	(53)	223	102	143	-	1,101
Ending Balance	$535	$1,281	$192	$228	$59	$536	$-	$2,831

Ending balance: individually evaluated for impairment	$305	$89	$-	$25	$-	$165	$-	$584

Ending balance: loans collectively evaluated for impairment	$230	$1,192	$192	$203	$59	$371	$-	$2,247

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-	$-

Financing Receivables: Ending Balance	$3,270	$57,740	$8,848	$16,547	$2,118	$71,697	$-	$160,220

Ending balance: individually evaluated for impairment	$1,772	$1,148	$-	$206	$-	$3,114	$-	$6,240

Ending balance: loans collectively evaluated for impairment	$1,498	$56,592	$8,848	$16,341	$2,118	$68,583	$-	$153,980

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-	$-

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 4 - Property and Equipment

A summary of property and equipment is as follows:

	December 31
	2011	2010

Land	$1,188	$1,188
Land improvements	214	214
Buildings	6,483	6,470
Equipment	3,712	3,573

Total property and equipment	11,597	11,445

Accumulated depreciation	5,751	5,418

Net property and equipment	$5,846	$6,027

Depreciation expense was $392,000 and $509,000 for the periods ended December 31, 2011 and 2010, respectively.

Servicing	12 Months Ended
Dec. 31, 2011
Servicing

Note 5 - Servicing

Loans serviced for others are not included in the accompanying consolidated statement of financial condition. The unpaid principal balances of mortgage and other loans serviced for others were approximately $143,051,000 and $144,948,000 at December 31, 2011 and 2010, respectively.

The balance of capitalized servicing rights, net of valuation allowance, is included in other assets at December 31, 2011 and 2010.

The key economic assumptions used in determining the fair value of the mortgage servicing rights are as follows:

	December 31,
	2011	2010
Annual constant prepayment speed (CPR)	17.52%	15.67%
Weighted average life (in months)	246	246
Discount rate	8.13%	7.96%

The fair value of our mortgage servicing rights was estimated to be $1,089,000 and $1,251,000 at December 31, 2011 and December 31, 2010, respectively.

The following table summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31
	2011	2010
Balance - beginning of period:	$960	$730
Originated mortgage servicing rights capitalized	362	536
Amortization of mortgage servicing rights	(329)	(306)
Balance - end of period	993	960

Valuation allowances:
Balance - beginning of period	-	-
Additions	-	-
Reductions	-	-
Write-downs	-	-

Balance - end of period (net of allowances)	$993	$960

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets

Note 6 - Intangible Assets

Intangible assets of the Company are summarized as follows:

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,017	$64
Commission residual	600	329	271
Total	$3,681	$3,346	$335

	December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$2,841	$240
Commission residual	600	213	387
Total	$3,681	$3,054	$627

Amortization expense was $293,000 for the periods ended December 31, 2011 and 2010, respectively.

As discussed in Note 1, on February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena. The Company allocated the goodwill between the assets sold and the assets retained.

The assets retained relate to a future stream of commissions related to the override commission discussed earlier. Under an agreement, the Company will receive a portion of the override commission through April, 2014. Management computed an estimated cash flow on this commission and using a 6.0% discount rate determined a fair value of $600,000. Since the $600,000 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009.

The following table sets forth the amount of remaining amortization for intangibles assets:

	For the Year Ended December 31,
	2012	2013	2014

Core deposit	60	3	1
Commission residual	116	116	39
Total	176	119	40

Deposits	12 Months Ended
Dec. 31, 2011
Deposits

Note 7 - Deposits

Deposit accounts, by type and range of rates, consist of the following:

	December 31
	2011	2010
Account Type

NOW accounts and MMDA	$41,795	$44,107
Regular savings accounts	17,873	16,785

Total	59,668	60,892

Certificate of Deposit Rates

0.50 percent to 0.99 percent	38,802	9,852
1.00 percent to 1.99 percent	18,343	35,119
2.00 percent to 2.99 percent	16,057	26,573
3.00 percent to 3.99 percent	4,078	8,718
4.00 percent to 4.99 percent	1,092	3,488
5.00 percent to 8.99 percent	-	475

Total certificate of deposits	78,372	84,225

Total interest-bearing deposits	$138,040	$145,117

Certificates of deposit $100,000 or greater at December 31, 2011 and 2010 were $25,499,000 and $26,702,000, respectively.

The following table sets forth the amount and maturities of certificates of deposit:

	December 31, 2011
	Amount Due
Rate	Less than 1 Year	1-2 Years	2-3 Years	3-5 Years	Greater than 5 Years	Total
0.50 percent to 0.99 percent	$26,396	$12,388	$18	$-	$-	$38,802
1.00 percent to 1.99 percent	6,068	3,640	3,623	4,936	76	18,343
2.00 percent to 2.99 percent	4,899	3,371	1,627	4,415	1,745	16,057
3.00 percent to 3.99 percent	437	1,883	582	599	577	4,078
4.00 percent to 4.99 percent	703	257	-	79	53	1,092
5.00 percent to 8.99 percent	-	-	-	-	-	-
Total	$38,503	$21,539	$5,850	$10,029	$2,451	$78,372

Interest expense on deposits is summarized as follows:

	Year Ended December 31
	2011	2010

NOW and MMDAs	$159	$324
Regular savings	9	8
Certificates of deposit	1,381	1,964

Total	$1,549	$2,296

Deposits from related parties held by the Bank at December 31, 2011 and 2010 amounted to $698,000 and $989,000, respectively.

Federal Home Loan Bank and Federal Reserve Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank and Federal Reserve Advances

Note 8 - Federal Home Loan Bank and Federal Reserve Advances

The Bank has advances from the Federal Home Loan Bank. Interest rates range from 0.78% to 3.81% with a weighted average interest rate of 2.08%. These advances contain varying maturity dates through October 18, 2017 with a weighted average maturity of approximately 23 months. The advances are collateralized by approximately $47,802,000 and $48,338,000 of mortgage loans as of December 31, 2011 and 2010, respectively. In addition, at December 31, 2011 and 2010, securities with a carrying value of $19,877,000 and $16,843,000, respectively, were pledged as collateral for Federal Home Loan Bank advances. Available borrowings with the Federal Home Loan Bank at December 31, 2011 totaled $49,561,000, of which $34,500,000 was outstanding.

The advances are subject to prepayment penalties subject to the provisions and conditions of the credit policy of the Federal Home Loan Bank. Future maturities of the advances are as follows:

Years Ending December 31	Amount	Weighted Average Interest Rate

2012	$17,000	2.37
2013	9,500	2.07
2015	600	1.22
2016	5,000	1.28
2017	2,400	2.04
Total	$34,500	2.08

The Bank did not have any variable rate advances as of December 31, 2011 or 2010, respectively.

In 2009, the Bank entered into a discount window loan agreement with the Federal Reserve Bank that allows for advances up to seventy-five percent of the collateral balance. As of December 31, 2011, these advances are secured by investment securities with a fair value of approximately $1,631,000 and are generally due within 28 days from the date of the advance. The interest rate on the advances is based on the quoted federal reserve discount window rate (effective rate of 0.75 percent as of December 31, 2011). At December 31, 2011 and 2010, the Bank had $0 outstanding in advances.

Federal Income Tax	12 Months Ended
Dec. 31, 2011
Federal Income Tax

Note 9 - Federal Income Tax

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. The Company and the Bank file a consolidated Federal income tax return.

The analysis of the consolidated provision for federal income tax is as follows:

	Year Ended December 31
	2011	2010

Continuing operations:
Current provision	$3	$201
Deferred benefit	(3)	(201)

Total	$-	$-

A reconciliation of the federal income tax expense and the amount computed by applying the statutory federal income tax rate (34 percent) to income before federal income tax is as follows:

	Year Ended December 31
	2011	2010

Tax at statutory rate	$252	$81
Increase (decrease) from:
Change in valuation allowance	(177)	(167)
Tax-exempt interest	(55)	(60)
Other	(20)	146

Total income tax expense	$-	$-

The net deferred tax asset was comprised of the following temporary differences:

	December 31
	2011	2010
Deferred tax assets:
Allowance for loan losses	$-	$327
Valuation allowance for real estate held for sale	185	538
Non-accrual loan interest	20	87
Directors' benefit plan	279	347
Net operating loss carryforward	3,320	2,572
Investment in subsidiary	784	784
Net deferred loan origination fees	93	83
Other	154	174

Total deferred tax assets	4,835	4,912

Less: valuation allowance	3,028	3,205

Deferred tax liabilities:
Allowance for loan losses	143	-
Mortgage servicing rights	338	327
Partnership losses	118	121
Unrealized gain on available-for-sale securities	344	75
Depreciation	287	308
Other	190	217

Total deferred tax liabilities	1,420	1,048

Net deferred tax asset	$387	$659

The Company has net operating loss carryforwards of approximately $9.8 million generated from December 31, 2007 through December 31, 2011 that are available to reduce total taxable income through the years ending December 31, 2031.

For tax years beginning prior to January 1, 1996, a qualified thrift institution was allowed a bad debt deduction for tax purposes based on a percentage of taxable income or on actual experience. The Bank used the percentage of taxable income method through December 31, 1995.

A deferred tax liability has not been recognized for the tax bad debt base year reserves of the Bank. The base year reserves are the balance of reserves as of December 31, 1987. At December 31, 2011 and 2010, the amount of those reserves was approximately $60,000. The amount of the unrecognized deferred tax liability at December 31, 2011 and 2010 was approximately $20,000.

Off Balance Sheet Risk Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Off Balance Sheet Risk Commitments and Contingencies

Note 10 - Off Balance Sheet Risk Commitments and Contingencies

The Bank is a party to credit-related financial instruments with off balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit, and commercial letters of credit. These financial instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statement of financial condition.

The Bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of these commitments. The Company follows the same credit policies in making commitments as it does for on-balance-sheet instruments.

The following financial instruments were outstanding whose contract amounts represent credit risk:

	December 31
	2011	2010

Commitments to grant loans	$9,783	$13,019
Unfunded commitments under lines of credit	14,485	14,138
Commercial and standby letters of credit	150	5

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The commitments for equity lines of credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if it is deemed necessary by the Company, is based on management's credit evaluation of the customer.

Unfunded commitments under commercial lines of credit, revolving credit lines, and overdraft protection agreements are commitments for possible future extensions of credit to existing customers. In most cases, these lines of credit are collateralized and usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed.

Commercial and standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those letters of credit are primarily used to support public and private borrowing arrangements. Essentially all letters of credit issued have expiration dates within one year. Under ASC 840-10-25-34, fees earned on commercial and standby letters of credit are required to be deferred over the contractual life of the letter of credit. The Company determined that the fair value of guarantees on standby letters of credit has an immaterial effect on the financial results at December 31, 2011 and 2010.

To reduce credit risk related to the use of credit-related financial instruments, the Company generally holds collateral supporting those commitments if deemed necessary. The amount and nature of the collateral obtained is based on the Company's credit evaluation of the customer. Collateral held varies, but may include cash, securities, accounts receivable, inventory, property, plant, equipment, and real estate.

If the counterparty does not have the right and ability to redeem the collateral or the Company is permitted to sell or repledge the collateral on short notice, the Company records the collateral in its balance sheet at fair value with a corresponding obligation to return it.

Various legal claims also arise from time to time in the normal course of business, which, in the opinion of management, will have no material effect on the Company’s financial statements.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

Note 11 - Stockholders’ Equity

Payment of dividends on the common stock is subject to determination and declaration by the Board of Directors and depends on a number of factors, including capital requirements, regulatory limitation on payment of dividends, the Bank’s results of operations and financial condition, tax considerations, and general economic conditions.

The Bank is subject to various regulatory capital requirements which were administered by the Office of Thrift Supervision (OTS) until July 21, 2011. Effective that date, supervisory responsibility for federal savings associations was transferred to the Office of the Comptroller of the Currency (OCC). Failure to meet certain capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators regarding components, risk-weightings, and other factors.

During the most recent regulatory examination, the OTS categorized the Bank as “well-capitalized” per definition of 12 CFR Section 565.4(b)(1). To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, tier 1 risk based, and tangible equity ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s categorization. Consolidated data has not been disclosed as the amounts and ratios are not significantly different.

	Actual		For Capital Adequacy Purposes		To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

December 31, 2011
Total capital (to risk- weighted assets)	$23,568	17.2%	$10,961	8.0%	$13,702	10.0%
Tier 1 capital (to risk- weighted assets)	$22,334	16.3%	$5,481	4.0%	$8,221	6.0%
Tangible capital (to tangible assets)	$22,334	10.4%	$3,232	1.5%	$4,309	2.0%

December 31, 2010
Total capital (to risk- weighted assets)	$22,763	15.6%	$11,693	8.0%	$14,617	10.0%
Tier 1 capital (to risk- weighted assets)	$20,931	14.3%	$5,847	4.0%	$8,770	6.0%
Tangible capital (to tangible assets)	$20,931	9.8%	$3,214	1.5%	$4,285	2.0%

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

Note 12 - Employee Benefit Plans

Defined Benefit Pension Plan

The Bank is a participant in the multiemployer Financial Institutions Retirement Fund (FIRF or the “Plan”), which covers substantially all of its officers and employees. The defined benefit plan covers all employees who have completed one year of service, attained age 21, and worked at least 1,000 hours during the year. Normal retirement age is 65, with reduced benefits available at age 55. The Bank’s contributions are determined by FIRF and generally represent the normal cost of the Plan. Specific Plan assets and accumulated benefit information for the Bank’s portion of the Plan are not available. Under the Employee Retirement Income Security Act of 1974 (ERISA), a contributor to a multiemployer pension plan may be liable in the event of complete or partial withdrawal for the benefit payments guaranteed under ERISA. Effective July 1, 2005 the plan was frozen as to current participants and any new employees hired after July 1, 2004 were excluded from the plan. The expense of the Plan allocated to the Bank was $81,000 and $58,000 for the years ended December 31, 2011 and 2010, respectively.

401(k) Savings Plan

The Bank has a Section 401(k) savings plan covering substantially all of its employees who meet certain age and service requirements. Contributions to the plan by the Bank are discretionary in nature in such amounts determined by the Board of Directors. The expense under the plan for the years ended December 31, 2011 and 2010 was $167,000 and $0, respectively.

Nonqualified Deferred Compensation Plan

The Bank has a nonqualified deferred compensation plan for certain of its directors. Through 1998, each eligibledirector could voluntarily defer all or part of his or her director’s fees to participate in the program. The plan is currently unfunded and amounts deferred are unsecured and remain subject to claims of the Bank’s general creditors.

Directors are paid once they reach normal retirement age or sooner for reason of death, total disability, or termination. The Bank may terminate the plan at any time. The amount recorded under the plan totaled approximately $821,000 and $819,000 at December 31, 2011 and 2010, respectively. The expense under the plan for the years ended December 31, 2011 and 2010 was $87,000 and $54,000, respectively.

Employee Stock Ownership Plan

Effective January 1, 1994, the Bank implemented an employee stock ownership plan (ESOP). The ESOP covers substantially all employees who have completed one year of service, attained age 21, and worked at least 1,000 hours during the year. To fund the ESOP, the Bank borrowed $480,000 from an outside party to purchase 48,000 shares of the Company’s common stock at $10 per share. The ESOP note was payable quarterly with interest at the prime rate and was retired in 1999. All of the 1994 shares were allocated as of December 31, 1999. Compensation expense is measured by the fair value of ESOP shares allocated to participants during a fiscal year.

Pursuant to the 2005 second-step conversion and stock offering, the shareholders of the Company approved the purchase of 8% of shares sold in the stock offering by the ESOP. The Company provided a loan to the ESOP, which was used to purchase 138,709 shares of the Company’s common stock in the stock offering at $10 per share. The loan bore interest at a rate equal to the current prime rate, adjustable on January 1 of each year and provided for repayment of principal over the 15 year term of the loan. Since the Company provided the loan to the ESOP, the note receivable was not included in the Company’s balance sheet. Accordingly, the Company did not recognize interest income on the loan.

The Company made annual contributions to the ESOP sufficient to support the debt service of the loan. The loan was secured by the shares purchased, which were held in a suspense account for allocation among the participants as the loan is paid. Dividends paid on unallocated shares were not considered dividends for financial reporting purposes and were used to pay principal and interest on the ESOP loan. Dividends on allocated shares are charged to retained earnings.

The loan was paid in full as of December 31, 2009.

Compensation expense is recognized for the ESOP equal to the average fair value of shares committed to be released for allocation to participant accounts. Any difference between the average fair value of shares committed to be released for allocation and the ESOP’s original acquisition cost is charged or credited to stockholders’ equity (additional paid-in capital). During the years ended December 31, 2011 and 2010, respectively, 13,811 and 7,391 shares were sold into the open market. Total compensation expense was $0 for both the years ended December 31, 2011 and 2010.

Shares held by the ESOP include the following:

	December 31
	2011	2010

Allocated	138,345	152,156
Unallocated	-	-
Total	138,345	152,156

There were 8 and 23,023 shares distributed to ESOP participants in 2011 and 2010, respectively.

Stock-Based Compensation Plans

The Company’s 1996 Stock Option Plan (the “1996 Plan”), which was approved by shareholders, permits the grant of share options to its employees for up to 127,491 shares of common stock (retroactively adjusted for the exchange ratio applied in the Company’s 2005 stock offering and related second-step conversion). The Company’s 2006 Stock-Based Incentive Plan (the “2006 Plan”), which was approved by the shareholders on May 17, 2006, permits the award of up to 242,740 shares of common stock of which the maximum number to be granted as Stock Options is 173,386 and the maximum that can be granted as Restricted Stock Awards is 69,354. Option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest based on five years of continual service and have ten year contractual terms. Certain options provide for accelerated vesting if there is a change in control (as defined in the Plans). Shares issued under the Plan and exercised pursuant to the exercise of the stock option plan may be either authorized but unissued shares or reacquired shares held by the Company as treasury stock.

Stock Options - A summary of option activity under the Plan during the years ended December 31, 2011 and 2010 is presented below:

			Weighted-Average
		Weighted-	Remaining
		Average	Contractual Term	Aggregate
Options	Shares	Exercise Price	(Years)	Intrinsic Value

Outstanding at January 1, 2010	188,132	$9.47	6.3	-

Granted in 2010	-	$0.00

Exercised in 2010	-	$0.00

Forfeited or Expired in 2010	(2,000)	$9.54

Outstanding at December 31, 2010	186,132	$9.47	5.3	-

Granted in 2011	-	$0.00

Exercised in 2011	-	$0.00

Forfeited or expired in 2011	(3,450)	$9.65

Oustanding at December 31, 2011	182,682	$9.47	4.3	-

Options Exercisable at December 31, 2011	181,442	$9.47	4.2	-

There were 30,546 shares available for future granting of options as of December 31, 2011.

The aggregate intrinsic value of outstanding options shown in the table above represents the total pretax intrinsic value (i.e. the difference between the Company’s closing stock price of $2.86 on December 31, 2011 and the exercise price times the number of shares) that would have been received by the option holder had all option holders exercised their options on December 31, 2011. The amount changes based on the fair market value of the stock.

As of December 31, 2011 there was $1,000 of total unrecognized compensation cost, net of expected forfeitures, related to nonvested options under the Plan. The remaining costs are expected to be recognized by June 30, 2012. The total fair value of shares vested during the year ended December 31, 2011 and 2010 was $137,000 and $70,000, respectively. Compensation expense for 2011 and 2010 related to options granted under this plan was $32,000 and $99,000, respectively.

A summary of the status of the Company’s nonvested options as of December 31, 2011 and 2010 and changes during the years then ended is presented below:

		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value

Nonvested at January 1, 2010	73,476	$2.11

Granted	-	$0.00

Vested	(34,118)	$2.11

Forfeited	(2,000)	$2.10

Nonvested at December 31, 2010	37,358	$2.11

Granted	-	$0.00

Vested	(36,118)	$2.11

Forfeited	-	$0.00

Nonvested at December 31, 2011	1,240	$2.06

Restricted Stock Awards – The Company did not grant any award shares during the years ended December 31, 2011 and 2010. Compensation expense for 2011 and 2010 related to awards granted under this plan was $37,000 and $124,000, respectively.

The shares vest over a five year service period. As of December 31, 2011 there was $1,000 of unrecognized compensation cost related to nonvested restricted stock awards under the Plan.

The following table summarizes the activity of restricted stock awards under the Plan during the years ended December 31, 2011 and 2010:

	2011	2010

Beginning of period	13,050	26,000

Granted	-	0

Vested	(12,750)	(12,750)

Forfeited	-	(200)

Nonvested, end of period	300	13,050

There were 5,304 shares available for future grants of award shares at December 31, 2011.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

Note 13 - Fair Value Measurements

The fair value of financial assets and liabilities recorded at fair value is categorized in three levels. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. These levels are as follows:

Level 1 — Valuations based on quoted prices in active markets, such as the New York Stock Exchange. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 — Valuations of assets and liabilities traded in less active dealer or broker markets. Valuations include quoted prices for similar assets and liabilities traded in the same market; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3 — Assets and liabilities with valuations that include methodologies and assumptions that may not be readily observable, including option pricing models, discounted cash flow models, yield curves and similar techniques. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities, but in all cases are corroborated by external data, which may include third-party pricing services.

The following table presents information about the Corporation’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, and the valuation techniques used by the Corporation to determine those fair values.

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2011

(in Thousands)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2011

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$14,863	$-	$14,863
Municipal notes	-	7,276	-	7,276
Mortgage-backed securities	-	30,909	-	30,909
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$53,049	$-	$53,049

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2010

(in Thousands)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2010

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$4,562	$-	$4,562
Municipal notes	-	5,046	-	5,046
Mortgage-backed securities	-	25,692	-	25,692
Equity securities	-	1	-	1

Total investment securities - available-for-sale	$-	$35,301	$-	$35,301

Fair value measurements of U.S. Government agencies and mortgage backed securities use pricing models that vary and may consider various assumptions, including time value, yield curves, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures.

There were no transfers between Levels 1 and 2 of the fair value hierarchy during the years ended December 31, 2011 and 2010. For the available for sale securities, the Company obtains fair value measurements from an independent third-party service.

The Company has assets that, under certain conditions, are subject to measurement at fair value on a nonrecurring basis. At December 31, 2011 and 2010, such assets consist primarily of impaired loans and other real estate owned. The Corporation has estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.

The following table presents the balance of assets and liabilities measured at fair value on a nonrecurring basis:

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$1,927	$-	$-	$1,927

Other real estate owned -residential mortgages	$1,087	$-	$-	$1,086

Other real estate owned - commercial	$1,015	$-	$-	$1,015

Other repossessed assets	$1,307	$-	$-	$1,307

Total assets at fair value on a non-recurring basis				$5,335

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2010

	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$2,920	$-	$-	$2,920

Other real estate owned -residential mortgages	$514	$-	$-	$514

Other real estate owned - commercial	$2,569	$-	$-	$2,569

Total assets at fair value on a non-recurring basis				$6,003

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents - The carrying amounts of cash and short-term instruments approximate fair values.

Investment Securities - Fair value for the Bank’s investment securities was determined using the market value in active markets, where available. When not available, fair values are estimated using the fair value hierarchy. In the fair value hierarchy, Level 2 fair values are determined using observable inputs other than Level 1 market prices, such as quoted prices for similar assets. Level 3 values are determined using unobservable inputs, such as discounted cash flow projections.

Loans Receivable - For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (e.g., one- to four-family residential), credit card loans, and other consumer loans are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. Fair values for other loans (e.g., commercial real estate and investment property mortgage loans, commercial, and industrial loans) are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Federal Home Loan Bank Stock - The carrying value of Federal Home Loan Bank stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank.

Deposit Liabilities - The fair values disclosed for demand deposits (e.g., interest and noninterest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Advances - The estimated fair value of the fixed and variable rate Federal Home Loan Bank advances are estimated by discounting the related cash flows using the rates currently available for similarly structured borrowings with similar maturities.

REPO Sweep Accounts - The fair values disclosed for REPO Sweeps are equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).

Accrued Interest - The carrying amounts of accrued interest approximate fair value.

The estimated fair values and related carrying amounts of the Company’s financial instruments as of December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
	Carrying Amounts	Estimated Fair Value	Carrying Amounts	Estimated Fair Value

Financial assets:
Cash and cash equivalents	$2,749	$2,749	$1,963	$1,963
Securities available for sale	53,049	53,049	35,301	35,301
Securities held to maturity	2,435	2,665	2,520	2,595
Loans - net	140,884	146,018	157,144	157,629
Federal Home Loan Bank stock	3,408	3,408	3,775	3,775
Accrued interest receivable	1,149	1,149	1,231	1,231

Financial liabilities:
Customer deposits	150,649	151,693	155,466	157,463
Federal Home Loan Bank advances	34,500	34,827	29,000	29,657
REPO sweep accounts	5,592	5,592	6,172	6,172
Accrued interest payable	148	148	194	194

Restrictions on Dividends	12 Months Ended
Dec. 31, 2011
Restrictions on Dividends

Note 14 - Restrictions on Dividends

Dividends paid by the Bank are the primary source of funds available to the Company for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the Bank to the Company is subject to restrictions by the Office of the Comptroller of Currency (OCC). These restrictions generally limit dividends to the current and prior two years’ retained earnings. In addition to these restrictions, as a practical matter, dividend payments cannot reduce regulatory capital levels below the Corporation’s regulatory capital requirements and minimum regulatory guidelines. Future dividend payments by the Company will be based on future earnings and the approval of the OCC.

Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent-Only Financial Statements

Note 15 - Parent-Only Financial Statements

The following represents the condensed financial statements of First Federal of Northern Michigan Bancorp, Inc. (“Parent”) only. The Parent-only financial information should be read in conjunction with the Company’s consolidated financial statements.

Condensed parent company financial statements, which include transactions with the subsidiary, are as follows (000s omitted):

Balance Sheets:
	December 31
	2011	2010

Assets

Cash at subsidiary bank	$516	$424
Investment in subsidiary	23,734	22,272
Deferred tax asset	318	318
Other assets	-	222

Total assets	$24,568	$23,236

Liabilities and Stockholders' Equity

Liabilities	$-	$-
Stockholders' equity	24,568	23,236

Total liabilities and stockholders' equity	$24,568	$23,236

Statements of Operations:
	December 31
	2011	2010

Operating income	$-	$-
Operating expense	199	192

Loss before income taxes and equity in undistributed net income of subsidiary bank	(199)	(192)

Income tax benefit	-	-

Loss before equity in undistributed loss of subsidiary bank	(199)	(192)

Equity in undistributed net income of subsidiary bank	941	430

Net income	$742	$238

Statements of Cash Flows:
	December 31
	2011	2010

Cash Flows from Operating Activities
Net income	$742	$238
Adjustments to reconcile net income to net cash from operating activities:
Stock options/awards	68	223
Equity in undistributed net income of subsidiary bank	(941)	(430)
Net change in other assets	223	(124)

Net cash used in operating activities	92	(93)

Net Increase (Decrease) in Cash and Cash Equivalents	92	(93)

Cash and Cash Equivalents - Beginning of year	424	517

Cash and Cash Equivalents - End of year	$516	$424

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)

Note 16 - Quarterly Results of Operations (Unaudited)

The following tables summarize the Company’s quarterly results for the fiscal years ended December 31, 2011 and 2010:

	For the Three-Month Period Ending
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Interest income	$2,592	$2,691	$2,588	$2,519
Interest expense	605	581	564	512
Net interest income	1,987	2,110	2,024	2,007
Provision for loan losses	67	(19)	(67)	303
Other income	449	393	469	621
Other expenses	2,208	2,260	2,325	2,241
Income - before income tax expense (benefit)	161	262	235	84
Income tax expense	-	-	-	-
Net income	$161	$262	$235	$84

Net income per share
Basic	$0.06	$0.09	$0.08	$0.03
Diluted	$0.06	$0.09	$0.08	$0.03

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-

	For the Three-Month Period Ending
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Interest income	$2,882	$2,884	$2,907	$2,774
Interest expense	956	900	851	740
Net interest income	1,926	1,984	2,056	2,034
Provision for loan losses	11	595	353	142
Other income	578	1,265	717	645
Other expenses	2,189	2,437	2,348	2,892
Income (loss) - before income tax expense (benefit)	304	217	72	(355)
Income tax expense (benefit)	102	(102)	-	-
Net income (loss)	$202	$319	$72	$(355)

Net income (loss) per share
Basic	$0.07	$0.11	$0.02	$(0.12)
Diluted	$0.07	$0.11	$0.02	$(0.12)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-